Subsequent Event	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events [Text Block]

9.   Subsequent Events

On May 1, 2012, the Company was informed by Berman & Company, P.A. (“Berman & Company”), the Company’s independent registered accounting firm, that during a regular Public Company Accounting Oversight Board (“PCAOB”) inspection of Berman & Company, the PCAOB issued a comment that the audit opinion included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2011 was issued by a partner at Berman & Company who was not authorized under the PCAOB rules to issue the opinion or act as our named engagement partner with respect to the Form 10-K audit (or prior 2011 Form 10-Q interim reviews) after the original engagement partner rotated off the account under the Securities and Exchange Commission’s independence rules as it pertains to partner rotation (S-X Rule 2-01 - Qualifications of Accountants).

The Company received funds from the exercise of warrants but will not issue any shares under any of its outstanding registration statements on Form S-3 until such time as it receives guidance from the SEC whether the issue disclosed herein affects the Company’s ability to continue to issue securities thereunder. The Company intends to return all of the funds to the warrant holders. The Company has sought guidance from the SEC staff regarding this matter and intends to file a waiver request to the extent it becomes necessary.

On May 10, 2012, Jeffrey J. Kraws was appointed as the independent, non-executive Chairman of the Board. For his service as independent, non-executive Chairman of the Board, Mr. Kraws will receive annual compensation of $150,000. Additionally, Mr. Kraws was granted options to purchase 100,000 shares of the Company’s common stock with an exercise price equal to our per share market price on the date of issue. These options will vest pro rata, quarterly over a two year period with the first quarterly issuance of 12,500 options vesting immediately. The Company measured the fair value of the stock options at approximately $166,000 using a Black-Scholes valuation model; these warrants were indexed to the Company’s own stock.

The Black-Scholes assumptions used in calculating the fair value of the stock options are as follows:

Exercise price	$1.70
Expected dividends	0%
Expected volatility	171%
Risk free interest rate	1.28%
Expected life of options	7 years
Expected forfeitures	0%

10. Subsequent Event

On December 20, 2011, the Company entered into a consulting agreement for financial advisory services, for a period of twelve months. As compensation for such services, the consultant will be paid a monthly fee of $10,000 and was issued a warrant exercisable for 100,000 shares of the Company’s common stock. The warrant is exercisable upon issuance for a period of five years from the date of issue at an exercise price equal to the price of the Company’s common stock on the date of issue. The issue date of the warrant is February 2, 2012.

The fair value of the warrant approximated $200,000 and was measured using the Black-Scholes valuation model. The assumptions used by the Company are summarized in the following table:

Exercise price	$1.14
Expected dividends	0%
Expected volatility	174%
Risk free interest rate	0.71%
Expected life of warrant	5 years
Expected forfeitures	0%

On May 1, 2012, the Company was informed by Berman & Company, P.A. (“Berman & Company”), the Company’s independent registered accounting firm, that during a regular Public Company Accounting Oversight Board (“PCAOB”) inspection of Berman & Company, the PCAOB issued a comment that the audit opinion included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2011 was issued by a partner at Berman & Company who was not authorized under the PCAOB rules to issue the opinion or act as our named engagement partner with respect to the Form 10-K audit (or prior 2011 Form 10-Q interim reviews) after the original engagement partner rotated off the account under the Securities and Exchange Commission’s independence rules as it pertains to partner rotation (S-X Rule 2-01 - Qualifications of Accountants).

The Company believes that the previously filed financial statements for the year ended December 31, 2011 are accurate. In addition, the Company has not been informed by Berman & Company or the PCAOB, that the previously filed financial statements for the year ended December 31, 2011 are not accurate or otherwise invalid. As a matter of precaution the new engagement partner at Berman & Company has since: (i) taken full responsibility for the audit as the lead engagement partner on the audit, (ii) performed a detailed review of all audit procedures related to the original audit for sufficiency and (iii) reissued the audit opinion. The review performed by the new audit partner did not result in any changes to the Company’s financial statements or notes to the financial statements for the year ended December 31, 2011, other than the addition of the May 1, 2012 and May 10, 2012 disclosures in this subsequent event note to the financial statements.

On May 10, 2012, Jeffrey J. Kraws was appointed as the independent, non-executive Chairman of the Board. For his service as independent, non-executive Chairman of the Board, Mr. Kraws will be issued options exercisable for 100,000 shares of the Company’s common stock and will receive annual compensation of $150,000. The fair value of these options will be measured using the Black-Scholes valuation model.